Principal activities and basis of presentation (Details)	Sep. 30, 2017 item	Sep. 29, 2017 ¥ / $
Principal activities and basis of presentation
Number of cord blood banking licenses issued that are held by the Company | item	3
Foreign currency convenience translation rate | ¥ / $		6.6533